EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 8   EQUITY
Share capital
a.
As of December 31, 2015, the Company’s issued share capital was comprised of ordinary shares, € 0.01 par value. The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if and when declared.
b.
On August 6, 2014, the Company completed its IPO. In connection with the IPO, all then outstanding share classes were converted to ordinary shares on a one-for-one basis. For additional information see Note 1.

c.
In July 2014, the Company’s shareholders approved a five-for-one stock split of all classes of the Company’s shares. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this stock split.

In addition, in July 2014, the Company’s Articles were amended to convert all classes of shares into one class of ordinary shares on a one-for-one basis and the Company’s shareholders approved an increase in the number of authorized shares to 1,012,565,725 ordinary shares.
Following is a summary of the equity activity for the years ended December 31, 2015, 2014 and 2013:
	Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class C Ordinary shares	Class D Ordinary shares	Class E Ordinary shares	Class F1 Ordinary shares	Class F2 Ordinary shares	Ordinary shares (with liquidation preference)
	Number of shares – issued and outstanding
Balance, as of January 1, 2013		40,190,595	11,913,135	4,818,795	43,469,535	14,047,435	—	—	77,546,385
Exercise of options		—	—	—	—	—	—	—	6,229,270
Issuance of F1 shares		—	—	—	—	—	4,297,995	—	—
Investment transaction (see note 8(d))		(8,119,760)	(5,209,615)	(1,428,305)	(11,304,580)	(2,297,735)	10,028,655	41,547,280	(23,215,940)
Balance, as of December 31, 2013		32,070,835	6,703,520	3,390,490	32,164,955	11,749,700	14,326,650	41,547,280	60,559,715
Exercise of options – prior to IPO	—	—	—	—	—	—	—	—	1,463,051
Conversion upon IPO closing	203,976,196	(32,070,835)	(6,703,520)	(3,390,490)	(32,164,955)	(11,749,700)	(14,326,650)	(41,547,280)	(62,022,766)
IPO	8,325,000	—	—	—	—	—	—	—	—
Exercise of options – commencing IPO	2,252,865	—	—	—	—	—	—	—	—
Balance, as of December 31, 2014	214,554,061	—	—	—	—	—	—	—	—
Exercise of options	4,293,369	—	—	—	—	—	—	—	—
Balance, as of December 31, 2015	218,847,430	—	—	—	—	—	—	—	—

d. Investment transactions
On June 28, 2013, the Company entered into a share purchase agreement with an investor pursuant to which the Company agreed to sell and issue to the investor 4,297,995 Class F1 Shares par value EUR 0.01 each, at a purchase price of  $6.98 per share and total consideration of  $30,000 thousand. On the same day, investors, including the investor in the preceding sentence, entered into an agreement with the Company and a newly formed Dutch private company, Driving Momentum BV (“Newco”), which owned 500 Ordinary shares (with liquidation preference) of the Company pursuant to which Newco agreed to sell to the investors an aggregate of 10,028,655 Class F1 and 41,547,280 Class F2 shares. NewCo then purchased 51,575,935 issued and outstanding Class A, Ordinary Shares (with liquidation preference), Class B, Class C, Class D and Class E shares of the Company from existing shareholders, at a purchase price of US $6.61 (net of expenses) per share. Newco converted the 51,575,935 shares it had acquired from the existing shareholders into 10,028,655 Class F1 and 41,547,280 Class F2 shares. The closing of the purchase of the 4,297,995 F1 shares from the Company and the 10,028,655 Class F1 and 41,547,280 Class F2 shares from Newco occurred on August 22, 2013. The repurchase conversion and sale of the shares took place simultaneously. Subsequent to the completion of these transactions, Newco, which did not have any substantive net assets, was merged with the Company.
This transaction was accounted for as benefit to participating shareholders of the Class A, B, C, D, E and Ordinary shares (with liquidation preference); The Company redeemed 43,456,175 aggregate shares of classes B, C, D, E and Ordinary shares (with liquidation preference) (total of 51,575,935 less 8,119,760 Class A), which were subsequently converted to Class F1 and Class F2 shares and sold to new investors. In connection with this redemption, the Company transferred value to the preferred shareholders, which was calculated as the difference between (1) the fair value of consideration transferred and (2) the carrying value of the 43,456,175 shares of classes B, C, D, E and Ordinary shares (with liquidation preferences) surrendered. The difference, in the amount of  $230,000 thousand, was recorded as a reduction to net income applicable to Class A Ordinary shares used to calculate basic and diluted loss per share.

e. Employee and Non-employee equity awards
(i) Description of plans and taxation
The Company has adopted a stock option plan (the “2003 Plan”), whereby options exercisable for ordinary shares representing up to 11% of the Company’s total issued and outstanding shares may be granted to employees and service providers. In May 2014, the Company increased the pool of options available under the 2003 Plan to up to 18% of the total issued and outstanding shares of the Company. Under the terms of the 2003 Plan, the board of directors or the designated committee will grant options, determine the vesting period over which options become exercisable and determine the exercise terms.
In December 2014, the board of directors approved and the Company adopted its 2014 Equity Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the board of directors or its designated committee will grant share options, restricted shares and restricted share units (“RSUs”). The total number of shares available under both the 2003 Plan and the 2014 Plan may not exceed 38,619,123.
Under both plans, the Company usually grants options that vest over a period of 4.5 years and expire 7 years after grant and under the 2014 Plan for RSUs that vest over a period of three. Each option can be exercised for one ordinary share EUR 0.01 par value of the Company.
No additional awards are expected to be granted under the 2003 Plan.
With respect to Israeli employees, both plans are intended to be governed by the terms stipulated by Section 102 of the Israeli Income Tax Ordinance. In accordance with the capital gain track chosen by the Company and pursuant to the terms thereof, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s financial statements, in respect of equity granted to employees under the Plans — with the exception of the work-income benefit component, if any, determined on the grant date.
(ii) Options
The following table summarizes information regarding outstanding and exercisable options under the Company’s plans as of December 31, 2015:
Exercise price	Outstanding		Exercisable
(US $)	Number	Weighted average remaining contractual life (in years)	Number	Weighted average remaining contractual life (in years)
0.096 – 2.991	1,930,756	1.22	1,849,506	1.12
3.7	6,321,072	3.79	5,765,162	3.82
6.98 – 7.1	13,633,209	5.07	8,348,824	5.03
25 – 46.39	890,950	6.08	73,325	5.63
55.63 – 59.33	4,412,700	6.69	0	—
	27,188,687	4.79	16,036,817	4.15

The following table summarizes the option activity for the year ended December 31, 2015 for options granted to employees, directors and service providers:
	Number	Weighted average exercise price	Aggregated intrinsic value(1)
		$	U.S. dollars in thousands
Options outstanding at beginning of year	26,782,719	5.44
Changes during the year:
Granted(2)	4,795,450	56.28
Exercised	(4,218,174)	2.13
Forfeited	(171,308)	16.65
Expired	0	—
Options outstanding at end of year	27,188,687	14.85	745,841
Options exercisable at year-end	16,036,817	5.20	594,618

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of  $42.28 of the Company’s ordinary share on December 31, 2015. This represents the potential pre-tax amount receivable by the option holders had all option holders exercised their options as of such date.

(2)
On September 6, 2015 the Company granted the Company’s founders, who are also shareholders, 4,400,000 options, exercisable into the same amount of the Company’s Ordinary shares, at an exercise price of  $57.58 per share, which are subject to graded vesting over three years.

At December 31, 2015, there were 75,250 options outstanding with a weighted average exercise price of $15.38 and weighted average remaining contractual life of 4.38 years, which were granted to service providers. At December 31, 2015, 26,500 of these options were exercisable.
  (iii) RSUs
The following table summarizes RSU activity for the year ended December 31, 2015 for RSUs granted:
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	0	—
Changes during the year:
Granted(1)	357,265	40.14
Vested	(75,195)	36.95
Forfeited	(889)	38.91
Outstanding at end of year	281,181	41.0

(1)
During the year ended December 31, 2015, 15,000 RSUs were awarded to non-employees.

(iv) Valuation
The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:
	Year ended December 31,
	2015	2014	2013
Risk-free interest rate	0.75% – 2.01%	0.7% – 2.17%	0.19% – 2.74%
Expected option term	2.16 – 6.95 years	3.82 – 7.27 years	1 – 12.35 years
Expected price volatility	35% – 53%	36% – 55%	42% – 53%
Dividend yield	0%	0%	0%
Weighted average fair value at the date of grant	$16.05	$7.28	$2.22
•
The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

•
The Company’s computation of expected volatility was based on comparable companies.

•
The expected option term for options awards that were at the money when granted (plain vanilla options) was calculated in accordance with the simplified method in accordance with ASC 718, as adequate historical experience is not available to provide a reasonable estimate. The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The expected term of options granted to non-employee service providers is based on the contractual life.

•
The Company has historically not paid dividends and does not expect to pay dividends in the near future.

The fair value of each RSU awarded is determined based on the market price of the Ordinary Shares on the date of grant.
(v) Share based compensation expenses summary
Expenses recognized
Share-based compensation expenses included in the Company’s Statements of Operations were:
	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Cost of revenues	26	27	16
Research and development, net	8,016	6,130	2,320
Sales and marketing	1,277	5,201	5,861
General and administrative	35,650	65,495	4,934
Total stock-based compensation	44,969	76,853	13,131

During December 2013, the Company’s Board of Directors approved the modification of certain outstanding stock options previously granted to employees and service providers. The modification was for the extension of all outstanding options with a termination date earlier than December 31, 2014. The options will now expire on December 31, 2016. The modification resulted in compensation expense of  $823 thousand that was recorded during the year ended December 31, 2013 and included in the above table.
In connection with the closing of the IPO and in accordance with their original terms, the vesting period for certain options were accelerated such that options to purchase 4,950,000 Ordinary shares vested and became exercisable upon the closing of the IPO. Out of 4,950,000 options, options to purchase 3,375,000 Ordinary shares were granted to the Company’s founders, who are also shareholders. The acceleration resulted in compensation expense of  $6.6 million that was recorded during the year ended December 31, 2014 and included in the above table.
Unrecognized expenses
As of December 31, 2015, there was approximately $82.7 million of total unrecognized compensation expense related to unvested share-based compensation grants, of which $75.4 million related to non-vested options and $7.3 million related to non-vested RSUs. That cost is expected to be recognized over a weighted-average period of 1.95 years.
f. Computation of earnings (losses) per share
The following table sets forth the computation of basic and diluted net earnings (losses) per share:
	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands, except per share data
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss)	68,450	(30,084)	19,920
Amount allocated to participating shareholders	—	—	(16,105)
Adjustment as a result of benefit to participating shareholders	—	—	(229,832)
Net income (loss) applicable to ordinary shares for 2015 and 2014 and applicable to Class A ordinary shares for 2013	68,450	(30,084)	(226,017)
Weighted average shares outstanding:
Denominator for basic net earnings per share	217,362	107,942	37,477
Effect of dilutive securities:
Employee stock options and unvested RSUs	20,495	—	—
Denominator for diluted net earnings per share	237,857	107,942	37,477
Basic net earnings (losses) per share	0.31	(0.28)	(6.03)
Diluted net earnings (losses) per share	0.29	(0.28)	(6.03)
Dilutive EPS calculation for the year ended December 31, 2015 excludes 2,641 thousand outstanding equity awards to purchase ordinary shares because these equity awards have exercise prices in excess of the average market price for the period and therefore the effect of including these equity awards would be antidilutive.
For the year ended December 31, 2014 there was no variance between basic and diluted losses per share because any potentially dilutive securities would have been anti-dilutive due to a basic loss per share. Because of the net loss in 2014, 28,200 thousand of otherwise dilutive stock options were not included in the calculation of diluted EPS for 2014. Additionally, dilutive EPS calculation for 2014 excludes 625 thousand of outstanding options to purchase ordinary shares because these options have exercise prices in excess of the average market price for the period and therefore the effect of including these options would be antidilutive.
Prior to the Company’s IPO in August 2014, the Company had no potentially dilutive instruments since all classes of preferred shares were not convertible into Class A shares, as well as stock based compensation options.